Business and Basis of Presentation - (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components Of Accumulated Other Comprehensive Income (Loss)	The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions). Foreign currency translation adjustments generally relate to indefinite investments in non-U.S. subsidiaries and the impact from the Company’s hedge of its net investment in foreign operations, including the Company’s cross-currency swap derivatives, net of any income tax impact.

	Foreign Currency Translation Adjustments	Cash Flow Hedge Adjustments	Pension Adjustments		Total
For the Nine-Month Period Ended September 27, 2019:
Balance, December 31, 2018	$(74.3)	$—	$(3.9)		$(78.2)
Other comprehensive income (loss) before reclassifications:
Decrease	(60.1)	(0.7)	—		(60.8)
Income tax impact	(1.4)	0.1	—		(1.3)
Other comprehensive income (loss) before reclassifications, net of income taxes	(61.5)	(0.6)	—		(62.1)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	—	(0.9)	(a)	(0.9)
Income tax impact	—	—	0.3		0.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	—	(0.6)		(0.6)
Net current period other comprehensive income (loss):	(61.5)	(0.6)	(0.6)		(62.7)
Balance, September 27, 2019	$(135.8)	$(0.6)	$(4.5)		$(140.9)
For the Nine-Month Period Ended September 28, 2018:
Balance, December 31, 2017	$10.9	$—	$(10.3)		$0.6
Adoption of accounting standards	—	—	(0.2)		(0.2)
Balance, January 1, 2018	10.9	—	(10.5)		0.4
Other comprehensive income (loss) before reclassifications:
Decrease	(72.0)	—	—		(72.0)
Income tax impact	—	—	—		—
Other comprehensive income (loss) before reclassifications, net of income taxes	(72.0)	—	—		(72.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	—	(0.5)	(a)	(0.5)
Income tax impact	—	—	0.1		0.1
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes:	—	—	(0.4)		(0.4)
Net current period other comprehensive income (loss):	(72.0)	—	(0.4)		(72.4)
Balance, September 28, 2018	$(61.1)	$—	$(10.9)		$(72.0)
______________
(a)
This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost. Refer to Note 8 for additional details.
The changes in accumulated other comprehensive income (loss) by component are summarized below ($ in millions).

	Foreign Currency Translation Adjustments	Pension Adjustments		Total
Balance, January 1, 2016	$(203.8)	$(4.8)		$(208.6)
Other comprehensive income (loss) before reclassifications:
Decrease	(36.9)	(3.9)		(40.8)
Income tax impact	—	0.8		0.8
Other comprehensive income (loss) before reclassifications, net of income taxes	(36.9)	(3.1)		(40.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase	—	1.2	(a)	1.2
Income tax impact	—	(0.3)		(0.3)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	0.9		0.9
Net current period other comprehensive income (loss), net of income taxes	(36.9)	(2.2)		(39.1)
Balance, December 31, 2016	(240.7)	(7.0)		(247.7)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	251.6	(6.1)		245.5
Income tax impact	—	1.6		1.6
Other comprehensive income (loss) before reclassifications, net of income taxes	251.6	(4.5)		247.1
Amounts reclassified from accumulated other comprehensive income (loss):
Increase	—	1.6	(a)	1.6
Income tax impact	—	(0.4)		(0.4)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	1.2		1.2
Net current period other comprehensive income (loss), net of income taxes	251.6	(3.3)		248.3
Balance, December 31, 2017	10.9	(10.3)		0.6
Adoption of accounting standards	—	(0.2)		(0.2)
Balance, January 1, 2018	10.9	(10.5)		0.4
Other comprehensive income (loss) before reclassifications:
(Decrease) increase	(85.2)	10.2		(75.0)
Income tax impact	—	(3.0)		(3.0)
Other comprehensive income (loss) before reclassifications, net of income taxes	(85.2)	7.2		(78.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease	—	(0.9)	(a)	(0.9)
Income tax impact	—	0.3		0.3
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	—	(0.6)		(0.6)
Net current period other comprehensive income (loss), net of income taxes	(85.2)	6.6		(78.6)
Balance, December 31, 2018	$(74.3)	$(3.9)		$(78.2)
______________
(a)
This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 10 for additional details).